Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Measurements
Schedule of changes in the earn-out, Level 3

December 31, 2018	7,075
Revaluations included in earnings	469
June 30, 2019	7,544

The following table presents the changes in the earn-out, the only Level 3 item, for the years ended December 31, 2018 and 2017.

Balance as of December 31, 2016	$—
Earn-out liability	5,900
Balance at December 31, 2017	5,900
Business combinations	4,115
Payment of Earn-out liability(1)	(2,470)
Revaluations included in earnings	(470)
Balance as of December 31, 2018	$7,075
(1)	See Note 19: Commitments and Contingencies for further details.

Summary of the Company's assets and liabilities that were recognized at fair value on a recurring basis

				Total Fair
	Level 1	Level 2	Level 3	Value
June 30, 2019
Liabilities
Interest rate swap liability	—	2,147	—	2,147
Earn-out liability	—	—	7,544	7,544
Total	$—	$2,147	$7,544	$9,691

				Total Fair
	Level 1	Level 2	Level 3	Value
December 31, 2018
Assets
Interest rate swap asset	—	3,644	—	3,644
	—	$3,644	—	$3,644
Liabilities
Earn-out Liability	—	—	7,075	7,075
Total	$—	$—	$7,075	$7,075

	December 31, 2018
				Total Fair
	Level 1	Level 2	Level 3	Value
Assets
Interest rate swap asset	$—	$3,644	$—	$3,644
	—	3,644	—	3,644
Liabilities
Earn-out	—	—	7,075	7,075
Total	$—	$—	$7,075	$7,075

	December 31, 2017
				Total Fair
	Level 1	Level 2	Level 3	Value
Assets
Forward contracts asset	$—	$83	$—	$83
Interest rate swap asset	—	1,107	—	1,107
	—	1,190	—	1,190
Liabilities
Earn-out Liability	—	—	5,900	5,900
Total	$—	$—	$5,900	$5,900

Foreign exchange contract
Fair Value Measurements
Schedule of inputs and assumptions

	December 31,
	2018	2017
Discount Rate	N/A	1.26 – 1.5%

Earn-out
Fair Value Measurements
Schedule of inputs and assumptions

The following inputs and assumptions were used to value the earn-out liability as of December 31, 2018:

TrademarkVision
Risk free rate	2.77%
Discount rate	8.09%
Expected life (in years)	1.54

Publons
Risk free rate	2.34 – 2.63%
Discount rate	9.23 – 9.72%
Expected life (in years)	1.04 – 3.04

The following inputs and assumptions were used to value the earn-out liability as of December 31, 2017:

Publons
Risk free rate	1.17 – 1.62%
Discount rate	11.44 – 11.90%
Expected life (in years)	1.12 – 4.12